Finance costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance costs
Interests income	SFr 36,874
Interests expense on leases	(22,603)
Interests cost	(105,915)	SFr (134,307)	SFr (171)
Foreign exchange losses	(84,803)	(85,866)	(45,179)
Finance costs	SFr (176,447)	SFr (220,173)	SFr (45,350)